Trade receivables	12 Months Ended
Dec. 31, 2024
Trade receivables
Trade receivables

Note 5.A – Trade receivables

	December 31,
	2023	2024
Trade receivables	13,370	9,952
Provision for impairment (*)	(660)	(811)
	12,710	9,141
(*)	All impairment losses derive from contracts with customers.

Note 5.B – Other receivables

	December 31,
	2023	2024
Government authorities	1,956	1,868
Prepaid expenses	1,777	1,402
Others	7,557	1,520
	11,290	4,790

Presented under current assets	11,290	4,790